GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Goodwill, beginning of year	$ 17,467	$ 17,748
Revaluation (foreign currency exchange differences)	(153)	$ (281)
Acquisition	13,629
Goodwill, period end	$ 30,943	$ 17,467